Employee Incentives - Schedule of Management Equity Participation Units Activity (Details) - shares shares in Millions	6 Months Ended	12 Months Ended
	Jun. 26, 2021	Dec. 26, 2020
Compensation Related Costs [Line Items]
Number of Units, Grants	4.8
Time-based Management Equity Participation Units
Compensation Related Costs [Line Items]
Number of Units, Beginning Balance		4.1
Number of Units, Grants		1.4
Number of Units, Vested		(1.5)
Number of Units, Forfeited		(0.8)
Number of Units, Converted into Class A Share RSUs		(3.2)
Performance-based Management Equity Participation Units
Compensation Related Costs [Line Items]
Number of Units, Beginning Balance		4.3
Number of Units, Forfeited		(0.8)
Number of Units, Converted into Class A Share RSUs		(3.5)